As filed with the Securities and Exchange Commission on October 5, 2009

1933 Act Registration File No. 033-68666

1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104 and	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 106	☒

ASTON FUNDS

formerly known as ABN AMRO Funds

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service)	Copy to:
Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☐	on (date) pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on (date) pursuant to rule 485(a)(1)
☒	75 days after filing pursuant to rule 485(a)(2)
☐	on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Aston Funds

Aston/Fasciano Small Cap Fund - Class N Shares

Prospectus

December     , 2009

Ticker Symbol

EQUITY FUNDS
Aston/Fasciano Small Cap Fund

Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/Fasciano Small Cap Fund (the “Fund”). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the “Investment Terms” Section.

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

Page
Aston Funds	3
Fund Summary	3
Aston/Fasciano Small Cap Fund	4
Investment Objective, Principal Investment Strategies and Risks
Fund Performance
Fund Expenses	6
Additional Information Regarding Investment Strategies	7
Portfolio Holdings	9
Investment Terms	10
Management of the Fund	12
The Investment Adviser	12
The Subadviser	12
Portfolio Manager	12
Shareholder Information	13
Opening an Account	13
Buying Shares	13
Exchanging Shares	15
Selling/Redeeming Shares	16
Transaction Policies	19
Account Policies and Dividends	21
Additional Investor Services	22
Distribution Plan 12b-1 Fees	22
Portfolio Transactions and Brokerage Commissions	22
Dividends, Distributions and Taxes	24
Financial Highlights	26
General Information	27

Aston Funds

Aston Funds (the “Trust”) is an open-end management investment company that currently offers 25 separate investment portfolios, including equity, international, alternative, sector, balanced and fixed income. The Trust also makes available to Aston Funds Class N shareholders a money market fund investment option. Class N shares of the Aston/Fasciano Small Cap Fund are offered in this prospectus; other funds are offered under separate prospectuses.

Aston Asset Management LLC (“Aston” or “Adviser”) is the investment adviser, administrator and sponsor of the Fund. Aston manages the Fund’s portfolio by retaining Fasciano Associates, LLC (“Fasciano Associates” or “Subadviser”) to manage the Fund.

EQUITY FUNDS

Equity funds invest primarily in stocks and other equity securities. Equity funds may have greater total return potential than non-equity funds, but they also have greater risk.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

•   the value of fund shares will fluctuate

•   you could lose money

•   you cannot be certain that a fund will achieve its investment objective

3

Aston/Fasciano Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap companies. The Fund defines a small-cap company as one having a market capitalization of less of less than $2.5 billion at the time of acquisition. The Fund seeks to invest in small-cap companies that trade at substantial discounts to their intrinsic values, resulting in what is generally considered a small-cap value portfolio. The intrinsic value of a company is the price the portfolio manager estimates a rational buyer would pay for the entire company. A small-cap company may trade at a substantial discount to its intrinsic value because it is temporarily out of favor or the company’s earnings prospects are not widely recognized.

The Fund invests primarily in a diversified portfolio of small-cap stocks. The portfolio manager selects stocks for the portfolio using a bottom-up investment process that focuses on company fundamentals. The portfolio manager considers a company’s ability to use capital efficiently, generate free cash flow, and grow long-term earnings per share, as well as other company fundamentals in estimating intrinsic value. The portfolio manager uses his estimate of intrinsic value to establish buy/sell price targets and a time horizon for owning a company’s stock.

The Fund may also invest in convertible securities, foreign stocks (directly and through depositary receipts), REITs and securities outside the small cap range.

The portfolio manager seeks to manage risk by employing a strategy of disciplined stock selection, diversification and a strict sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved.

Foreign Securities Risk: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

•        Currency Risk: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

•        Political/Economic Risk: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

•        Regulatory Risk: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Liquidity Risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Manager Risk: The performance of the Fund is dependent upon the Adviser’s skill in selecting other managers and the Subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk: The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

4

Aston/Fasciano Small Cap Fund (cont’d)

REIT Risk: Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income purposes. See “Dividends, Distributions and Taxes.”

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly during market down turns.

Value Style Risk: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (“SAI”).

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund’s first annual or semi-annual report.

5

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

Shareholder Fees

As a benefit of investing in the Fund, you do not incur any sales loads, exchange fees or redemption fees.

Annual Fund Operating Expenses

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund’s assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

Fund	Management Fees	Distribution (12b-1) fees	Other Expenses		Acquired Fund Fees and Expenses		Total Expense Ratio	Fee Waivers	Net Expense Ratio
Aston/Fasciano Small Cap Fund	1.00%	0.25%	13.92	%(a)	0.02	%(b)	15.19%	(13.77)%	1.42	%(c)

(a) Other expenses are estimated for the current fiscal year based on an estimated asset size of $1 million.

(b) The acquired fund fees and expenses are based upon the Fund’s expected initial allocation among acquired funds and the historical expense ratios of those acquired funds based upon their most recent fiscal year.

(c) The Adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2011 to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.40%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund’s commencement of operations, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.

Example

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, and that operating expenses remained the same and that expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund’s actual or future expenses and returns.

Fund	1 year	3 years

Aston/Fasciano Small Cap Fund	$145	$2,979

6

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund’s assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

Commercial Paper

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

Convertible Securities

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Defensive Strategy

There may be times when the Fund takes temporary positions that may not achieve its investment objective or follows its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund may do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

Depositary Receipts of Foreign Securities

The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (“EDRs”), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (“GDRs”), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the U. S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Foreign Securities

Foreign securities are securities issued by corporations, governments and other issuers located outside the U. S. Foreign securities are subject to additional risks.

7

Additional Information Regarding Investment Strategies (cont’d)

Other Investment Companies

The Fund may invest in securities of other investment companies, including exchange traded funds (“ETF”), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When The Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Preferred Stocks

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the claims of all creditors.

REITs

REITs are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

Repurchase Agreements

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

Royalty Income Trusts

Royalty income trusts can be organized in a variety of ways in the U.S., Canada and other countries. Beneficial units in royalty and income trusts generally represent a profits interest in the production of oil or other minerals.

U.S. Government Securities

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

8

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

9

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Bottom-Up Investing. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Commercial Paper. Short-term fixed income securities issued by banks, corporations and other borrowers.

Closed-End Fund. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter.

Diversification. The practice of investing in a broad range of securities to reduce risk.

Equity Securities. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

Expense Ratio. A fund’s cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

Growth Style Investing. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

Intrinsic Value. Estimation of a company’s actual value, irrespective of the stock price of the company.

Investment Objective. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Management Fee. The amount that a mutual fund pays to the investment adviser for its services.

Market Capitalization. Value of a corporation or other entity as determined by the market price of its securities.

Money Market Securities. Short-term fixed income securities of federal and local governments, banks and corporations.

Mutual Fund. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

Net Asset Value (NAV). The per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

No-Load Fund. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Risk/Reward Trade-Off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Russell 2000 Index. An unmanaged index that contains the 2,000 smallest common stocks in the Russell 3000 Index (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).

Russell 3000 Index. The Russell 3000 Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Small-Cap Stocks. Stocks issued by smaller companies. A small-cap company is defined as one with a market capitalization of less than $2.5 billion.

Total Return. A measure of a fund’s performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

10

Investment Terms (cont’d)

12b-1 Fee. A mutual fund fee, named for the Securities and Exchange Commission (“SEC”) rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See “Distribution Plan 12b-1 Fees” in the “Shareholder Information” Section.)

Value Style Investing. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

Yield. A measure of net income (dividends and interest) earned by the securities in the fund’s portfolio, less the fund’s expenses, during a specified period. A fund’s yield is expressed as a percentage of the maximum offering price per share on a specified day.

11

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a wholly owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates (“ABN AMRO”). More information on Highbury Financial Inc. is available in the SAI. Aston was formed in April 2006 and as of September 30, 2009 Aston had approximately $6 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund’s portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund’s investment managers, monitoring the performance of such managers, and terminating managers.

Aston intends to manage the Fund by engaging Fasciano Associates, LLC as subadviser to manage the Fund’s investments.

Aston and the Aston Funds have received an exemptive order from the SEC that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a ‘‘manager-of-managers’’ structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee from the Fund of 1.00% based on the average daily net assets.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days’ written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund’s outstanding voting securities.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement will be available in the Fund’s first shareholder report.

THE SUBADVISER

Fasciano Associates, LLC

The accompanying information highlights the Fund’s Subadviser and its portfolio managers.

Fasciano Associates, LLC, 737 N. Michigan Ave., Suite 2210, Chicago, Illinois 60011, was founded in June of 2008. The firm is wholly-owned by firm President Michael F. Fasciano. As of September 30, 2009 Fasciano Associates did not have any assets under management. Fasciano Associates has not previously managed mutual fund accounts, however, the firm President, Michael F. Fasciano, has managed a mutual fund account at a previous firm.

Portfolio Manager

Michael F. Fasciano has been the portfolio manager of the Fund since the Fund’s inception. He is the President of Fasciano Associates. Mr. Fasciano has over 30 years experience in the investment industry and is responsible for developing the firm’s investment process. Prior to Fasciano Associates, Mr. Fasciano was a Managing Director and portfolio manager at Neuberger Berman from March 2001 to March 2008. Mr. Fasciano received a BA from University of Wisconsin – Parkside, a MBA from University of Wisconsin – Milwaukee and holds the Chartered Financial Analyst Designation.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Fund is available in the SAI.

12

Shareholder Information

OPENING AN ACCOUNT

•	Read this prospectus carefully.

•	Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:

•	Regular accounts: $2,500

•	Individual Retirement Accounts (IRAs): $500

•	Education Savings Accounts: $500

•	Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500

•

The minimum initial investment requirement may be waived for Trustees of the Trust, employees of Aston, Fasciano Associates, their affiliates, as well as their spouses. The Trust reserves the right to waive a Fund’s minimum initial investment requirement for any reason.

•

Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

•

Purchase, exchange and redemption requests received and processed before the New York Stock Exchange (“NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s closing NAV. Trades received after that time receive the following business day’s NAV.

•	Make your initial investment using the following table as a guideline.

•	All account openings and subsequent transaction requests must be in “good order.”

Buy, Exchange and Sell Requests are in “good order” when

•   The account number and Fund name are included.

•   The amount of the transaction is specified in dollars or shares.

•   Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

•   Any required Medallion Signature Guarantees are included.

•   Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

Buying Shares	To open an account	To add to an account ($50 minimum)
Through Your Financial Representative	• Your financial representative is responsible for transmitting the order promptly.	• Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940

•   Complete and sign your application.

•   Make your check payable to Aston Funds and mail to us at the address at the left.

•   We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks to avoid any fees or delays in processing.

•   Return the investment slip from a statement with your check in the envelope provided and mail to us at the address at the left.

•   We accept checks, bank drafts, money orders, wires and ACH for purchases (see “Other Features” as described later in this “Shareholder Information” Section). Checks must be drawn on U.S. banks. There is a minimum $20 charge for returned checks.

13

Shareholder Information (cont’d)

Overnight Delivery Aston Funds 101 Sabin Street Pawtucket, RI 02860	• We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you).	• Give the following wire/ACH information to your bank: PNC Bank ABA #031-000-053 For: Aston Funds A/C 8611758079 FBO “Aston Fund Number” “Your Account Number”

•    Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.

•    We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you).

•    For your protection, our current Internet capabilities allow you to check balances and transfer monies only between Aston Funds. Please contact us via mail with a signed letter of instruction for all other changes to your account.

By Phone 800 992-8151

•    Obtain the Fund and account number by calling Aston Funds at the number at the left.

•    Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

•    Give the following wire/ACH information to your bank:

PNC Bank

ABA #031-000-053

For: Aston Funds

A/C 8611758079

FBO “Aston Fund Number”

“Your Account Number”

•    Return your completed and signed application to:

Aston Funds

P.O. Box 9765

Providence, RI 02940

•    Verify that your bank or credit union is a member of the ACH.

•    To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday - Friday.

•    Complete the “Bank Account Information” section on your account application.

•    When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

•    Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

14

Shareholder Information (cont’d)

• Give the following wire/ACH information to your bank: PNC Bank ABA #031-000-053 For: Aston Funds A/C 8611758079 FBO “Aston Fund Number” “Your Account Number”
• Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.
By Internet www.astonfunds.com

•   To open a new account you’ll need to provide bank account information plus the social security number and date of birth for each account owner and beneficiary.

•   Open an account online by completing the Aston Funds online account application.

or

•   Download the appropriate account application(s) from our Web site. Complete and sign the application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.

•   Verify that your bank or credit union is a member of the ACH.

•   Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

•   Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

•   When you are ready to add to your account, access your account through Aston Funds’ Web site and enter your purchase instructions in the highly secure area for shareholders only called “Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses. Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange into and out of the Aston Money Market Fund-Bedford Shares of the Money Market Portfolio of The RBB Fund, Inc. (the “Aston Money Market Fund”). Please read the Aston Money Market Fund Prospectus carefully before investing.

All exchanges to open new accounts in other Aston Funds must meet the minimum initial investment requirements for that fund. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax deferred account is subject to federal income tax on any appreciation on the shares exchanged.

How does an exchange take place?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account.

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in “good order”.

15

Shareholder Information (cont’d)

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in “good order.” The following table shows guidelines for selling shares.

Selling Shares	Designed for …	To sell some or all of your shares …
Through Your Financial Representative	• Accounts of any type	• Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or Overnight Delivery Aston Funds 101 Sabin Street Pawtucket, RI 02860	• Accounts of any type • Sales or redemptions of any size (For redemptions over $50,000, please see Medallion Signature Guarantee later in this “Shareholder Information” Section)

•   Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•   Include all signatures and any additional documents that may be required. (See “Selling Shares in Writing” later in this “Shareholder Information” Section). Signatures must be in original form, as photocopies are not accepted.

•   Mail to us at the address at the left.

•   A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

•   Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

By Phone 800 992-8151	• Non-retirement accounts • Sales of up to $50,000 (for accounts with telephone account privileges)

•   For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.

•   To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday - Friday.

•   A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

•   Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

•   The Fund reserves the right to refuse any telephone sales request and may modify the procedures at any time. The Fund makes reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may bear from telephone requests.

16

Shareholder Information (cont’d)

By Internet www.astonfunds.com	• Non-retirement accounts

•   Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

•   Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

•   When you are ready to redeem a portion of your account, access your account through Aston Funds’ Web site and enter your redemption instructions in the highly secure area for shareholders only called “Account Access.” A check for the proceeds will be mailed to you at your address of record.

•   Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

Selling Shares in Writing

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

We require Medallion Signature Guarantees if:

•	your address of record has changed within the past 30 days

•	you are selling more than $50,000 worth of shares

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)

Seller	Requirements for Written Requests
Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts

•   Letter of instruction

•   On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

•   Medallion Signature Guarantee, if applicable (see next page for more details)

Owners of corporate or association accounts

•   Letter of instruction

•   Corporate resolution certified within the past 12 months

•   On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

•   Medallion Signature Guarantee, if applicable (see next page for more details)

Owners or trustees of trust accounts

•   Letter of instruction

•   On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

•   If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

•   Medallion Signature Guarantee, if applicable (see next page for more details)

Joint tenancy shareholders whose co-tenants are deceased	• Letter of instruction signed by the surviving tenant must be in original form, as photocopies are not accepted • Certified copy of death certificate

17

Shareholder Information (cont’d)

• Medallion Signature Guarantee, if applicable (see below)
Executors of shareholder estates

•   Letter of instruction signed by executor must be in original form, as photocopies are not accepted

•   Certified copy of order appointing executor

•   Medallion Signature Guarantee, if applicable (see below)

Administrators, conservators, guardians and other sellers or account types not listed above	• Call 800 992-8151 for instructions • Medallion Signature Guarantee, if applicable (see below)
IRA accounts	• IRA distribution request form completed and signed. Call 800 992-8151 for a form, or download a form from our Web site, www.astonfunds.com.

What is a Medallion Signature Guarantee?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

Other Features

The following other features are also available to buy and sell shares of the Fund.

Wire. To purchase and sell shares via the Federal Reserve Wire System:

•

You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

•	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees they may charge associated with wire transfers. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):

•

You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

•	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

•	There is no fee to your account for this transaction and generally, no fee from your bank.

Redemptions in Kind

The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund’s total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a “redemption in kind.” You may need to pay certain sales charges related to a redemption in kind, such as brokerage

18

Shareholder Information (cont’d)

commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

Involuntary Redemptions

To reduce expenses, we may sell your shares and close your fund account(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans.

TRANSACTION POLICIES

Calculating Share Price

When you buy, exchange or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET) by dividing the net assets of a class by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. The Board of Trustees receives a report of any actions taken under the Fund’s fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Execution of Requests

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

19

Shareholder Information (cont’d)

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

•	refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;

•	suspend the offering of Fund shares;

•	change the initial and additional investment minimums or to waive these minimums for any investor;

•	delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

•	change, withdraw or waive various services, fees and account policies.

Customer Identification Program

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Short-Term and Excessive Trading

The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund’s NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund’s Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

•

The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices.

•	The Fund or its agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

•	The Fund reserves the right to:

•	Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;

•	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;

•	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

20

Shareholder Information (cont’d)

•	Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

•	Delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading, or during unusual market conditions);

•	Suspend redemptions as permitted by law (e.g., emergency situations).

In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund’s policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

Account Statements

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

•	after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

•	after any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to the investor during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

Mailings to Shareholders

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at (800) 992-8151.

Distributions

The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund’s investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

Dividends

The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.

Dividend Reinvestments

Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application. You can change your payment options at any time by writing to us.

Uncashed Checks

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Trust to remit uncashed checks to the appropriate state after a specific period of time.

21

Shareholder Information (cont’d)

ADDITIONAL INVESTOR SERVICES

Automatic Investment Plan

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

Aston Funds Web Site

The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund’s NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

Systematic Withdrawal Plan

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

•	you must have at least $50,000 in your account;

•	determine the schedule: monthly, quarterly, semi-annually or annually;

•	call (800) 992-8151 to add a systematic withdrawal plan to your account.

Retirement Plans and Education Savings Accounts

Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at (800)  992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund’s Class N shares’ average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Funds for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston Fund or group of Funds over another Aston Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the

22

Shareholder Information (cont’d)

broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

23

Dividends, Distributions and Taxes

The Fund pays dividends and distributes capital gains annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Certain tax considerations may apply to your investment in the Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investment in the Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

Taxes

For federal income tax purposes:

•

The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

•	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.

•

Distributions of qualified dividend income (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Code of 1986 (the “Code”) with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2010. Dividends received from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

•

If the Fund receives dividends from another investment company that qualifies as a regulated investment company and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the investment company.

•

Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you cannot offset net short-term capital gain distributions you receive from the Fund with capital losses.

•

Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

•

When you sell or exchange shares (other than shares held in a tax-deferred account), it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. You are responsible for any tax liabilities generated by your transactions.

•

If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

24

Dividends, Distributions and Taxes (continued)

•

If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

•

If the Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction depending on your particular circumstances, and provided you meet certain holding period and other requirements.

25

Financial Highlights

The Fund is new and does not have an operating history. Information, when available, will be included in the Fund’s next annual or semi-annual report.

26

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI, which is incorporated into this prospectus by reference and dated December     , 2009 as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:	Aston Funds P.O. Box 9765 Providence, RI 02940

Phone:	Shareholder Services & Fund
Literature - 800 992-8151

Investment Advisor
Services - 800 597-9704

Web site:	www.astonfunds.com

Obtaining Information from the SEC

You can visit the EDGAR Database on the SEC’s Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

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[Aston Asset Management Logo]

Aston Funds

P.O. Box 9765

Providence, RI 02940

AST-N-FAS-09

This information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ASTON FUNDS

Class N Shares

Aston/Fasciano Small Cap Fund

STATEMENT OF ADDITIONAL INFORMATION

December __, 2009

This Statement of Additional Information dated December __, 2009 (“SAI”) provides supplementary information pertaining to shares representing interests in Class N shares of the Aston/Fasciano Small Cap Fund (the “Fund”), one of twenty-five available investment portfolios of Aston Funds (the “Trust”).

This SAI not a Prospectus and should be read only in conjunction with the Fund’s current Prospectus dated December __, 2009, as amended or supplemented from time to time (the “Prospectus”). No investment in the Fund should be made without first reading the Prospectus.

This SAI is incorporated by reference into the Prospectus.

You may obtain a Prospectus, annual report, or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P.O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the prospectus or SAI.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE FUND

Aston Funds (the “Trust”), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993.

INVESTMENT OBJECTIVE, STRATEGIES AND RISK

CONSIDERATIONS

The following supplements the information contained in the Prospectus concerning the investment objective, strategies and risks of investing in the Fund. This section contains a detailed discussion of the portfolio investments in which the Fund may invest. The investment practices described below, except as further set forth in “Investment Restrictions” are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

American Depositary Receipts (“ADRs”), Continental Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”) And Global Depositary Receipts (“GDRs”).

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Borrowing

The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” Any policy under “Investment Restrictions” which contradicts policies described in this paragraph governs the Fund’s policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except that the Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Convertible Securities

Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Derivative Investments

The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, the Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund’s overall portfolio.

The Fund may use derivative instruments in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus. The Fund will not engage in derivative investments purely for speculative purposes. The Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the adviser or subadviser to be consistent with the Fund’s overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund’s other portfolio investments.

Where not specified, investment limitations with respect to the Fund’s derivative instruments will be consistent with the Fund’s existing percentage limitations with respect to its overall investment policies and restrictions.

While not a fundamental policy, the total of all instruments deemed derivative in nature by the adviser or subadviser will not exceed 20% of total assets for the Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which the Fund is are permitted to invest include, but are not limited to, forward commitments, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business. The following describes various types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants and Rights

Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes various types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The U.S. Government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Pooled Vehicles

The Fund may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1993 Act”). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Fund will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

Forward Foreign Currency Exchange Contracts

Many international equity securities in which the Fund may invest will be traded in foreign currencies. The Fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The Fund may use such investments for hedging purposes only. The Fund will not engage in such investments purely for speculative purposes.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, the Fund will segregate cash or liquid securities at least in an amount equal to its obligations under the contract. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

The Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s adviser or subadviser. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency

(or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Foreign Securities

Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends, or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to the Fund may limit the extent of the Fund’s investment in companies in those countries. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value the Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit the Fund’s ability to effectively hedge its investments in such markets if it chose to do so.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect the Fund’s ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, the Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to the Fund investing in emerging market securities.

In making investment decisions for the Fund, the adviser or subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). Of course, the adviser or subadviser’s decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. The Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its adviser or subadviser deems it appropriate to do so.

The Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the Fund will segregate the portfolio securities while the commitment is outstanding. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Futures Contracts

Futures contracts are generally considered to be derivative securities. The Fund may use futures contracts and options on futures contracts for hedging purposes or to maintain liquidity or as otherwise provided in the

Prospectus. The Trust has claimed exclusion from the definition of the term “commodity pool operator” adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

For federal income tax purposes, some gains derived by the Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund’s position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

The Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal tax purposes will be considered a “short sale.” For example, the Fund will purchase a put option on a futures contract to hedge the Fund’s portfolio against the risk of rising interest rates.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

Investment Company Shares

Investments by the Fund in other investment companies, including closed-end funds and exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances, SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund’s own fees and expenses. The Fund may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Fund may invest in shares of affiliated and unaffiliated money market funds.

It is the position of the staff of the SEC that certain nongovernmental issuers of Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”) constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Publicly Traded Partnerships

Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. The Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Internal Revenue Code of 1986, as amended (the “Code”). Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Fund will be required to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than the Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to a minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. In addition, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income. As a result, there could be a reduction in the Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP.

Money Market Instruments

Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit (“CDs”), Eurodollar Certificates of Deposit (“Euro CDs”), Yankee Certificates of Deposit (“Yankee CDs”), foreign bankers’ acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations (“LPs”), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the adviser or subadviser believes that the credit risk with respect to the investment is minimal.

Euro CDs, Yankee CDs and foreign bankers’ acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as “sovereign risk,” pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

Bankers’ Acceptances – Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers’ acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Commercial Paper – Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Eurodollar Certificates of Deposit – A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Foreign Bankers’ Acceptances – A money market fund’s purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers’ acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers’ acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper – A money market fund’s purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a “domestic shell” subsidiary of a foreign firm established to raise dollars for the firm’s operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody’s or S&P) as to the issuer’s creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Loan Participations – LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company’s name recognition in the capital markets. LPs often generate greater yield than commercial paper. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

The borrower of the underlying loan will be deemed to be the issuer except to the extent a fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the adviser or subadviser, they cannot be sold within seven days.

Variable- and Floating-Rate Instruments and Related Risks – With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the adviser or subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund’s quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

STRIPS – Separately traded interest and principal securities (“STRIPS”) are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The adviser or subadviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund’s investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the adviser or subadviser will purchase for money market funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of the Fund’s assets that may be comprised of STRIPS, the adviser or subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviation in the value of shares of the money market funds.

Yankee Certificates of Deposit – Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

Options

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund’s total assets. The Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a the Prospectus or in this SAI, the Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund’s total assets. The Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by the Fund for such options. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, the Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund’s total return. The Fund may lose potential market appreciation if the judgment of its adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

The Fund may use exchange traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. The Fund will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Trust’s Custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

The Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options. Except as otherwise provided in the Prospectus or in this SAI, the Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of the Fund’s total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

Following the purchase of a call option, the Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Covered Call Writing. The Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the adviser or subadviser determines is appropriate in pursuing the Fund’s investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period, if such security is sold or there is another recognition event. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options. The Fund may invest up to 20% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in the Prospectus or in this SAI, with regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options. The Fund may also write put options on a secured basis which means that the Fund will segregate with its custodian or fund accounting agent, liquid assets in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the adviser or subadviser wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.

A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options.

Real Estate Investment Trusts (REITs)

REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly though mortgage interests unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund’s investment in REITs. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the REIT securities in which the Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but may affect the Fund’s net asset value.

Repurchase Agreements

The Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the adviser or subadviser. The adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price. The securities held subject to a repurchase agreement by a money market fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The taxable money market funds may enter into repurchase agreements that are collateralized by equity securities, high yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.

Restricted Securities

The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Royalty Income Trusts

A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Rule 144A Securities

The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or subadviser, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Short Sales

Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A short sale is “against the box” if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

The Fund may also maintain short positions in forward currency exchange transactions, in which the Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of the Fund is not used to achieve leverage, the Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever the Fund is required segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Short-Term Trading

Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund’s portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed to shareholders as ordinary income when distributed by the Fund.

Temporary Defensive Positioning

The investments and strategies described throughout the Prospectus are those the adviser and subadviser intend to use under normal circumstances. When the adviser and subadviser determine that market or other conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, or hold U.S. dollars. When the Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

Unit Investment Trusts (“UIT”)

A UIT is a type of investment company. Investments in UITs are subject to regulations limiting the Fund’s acquisition of investment company securities. Standard and Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor’s 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor’s MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by the Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, the Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

Other Investments

The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT RESTRICTIONS

The investment objectives of the Fund and investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

The Fund may not:

(1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate);

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund;

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

(4) As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer;

(5) Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objectives and policies;

(6) Make investments in securities for the purpose of exercising control;

(7) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

(8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

(10) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

(12) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in certain investments as described in the Prospectus. Shareholders of the Fund will be given at least 60 days’ notice of any changes to this policy.

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee(3)
Independent Trustees

Leonard F. Amari c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 66 Trustee	16 years	Partner at the law offices of Amari & Locallo, a practice with exclusive concentration in real estate taxation and related areas, since 1986; Special Assistant Attorney General since 1986.	25	President of the Board of Trustees, John Marshall Law School

Name, Address, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee(3)
Gregory T. Mutz c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Lead Independent Trustee	10 years	CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. since 2004 and a wholly owned subsidiary of PRIME Property Fund, LLC, an institutional real estate co-mingled fund managed by Morgan Stanley Real Estate, Inc.; Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) from 2003-2004; President and CEO of UICI from 1999-2003; Chairman of Academic Management Service Corp. (a student loans and finance company) from 2000-2003.	25	Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness); Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland; a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia.

Robert B. Scherer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 67 Trustee	10 years	President of The Rockridge Group, Ltd., (title insurance industry consulting services) since 1994.	25	Director, Title Reinsurance Company (insurance for title agents).

Denis Springer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Trustee	10 years	Retired. Senior Vice President and Chief Financial Officer of Burlington Northern Santa Fe Corp. (railroad), 1995-1999.	25	Director, Coleman Cable Inc. (wire and cable manufacturer) (NASDAQ: CCIX)

Name, Address, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee(3)
Interested Trustee(4)

Stuart D. Bilton, CFA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Chairman, Board of Trustees	16 years	Chief Executive Officer, Aston Asset Management LLC, since 2006; Director, Highbury Financial Inc., since 2009; Vice Chairman of ABN AMRO Asset Management Holdings, Inc. 2003-2006; President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. from 2001-2003; President of Alleghany Asset Management, Inc. from 1996-2001 (purchased by ABN AMRO in February 2001).	25	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm)

Name, Address, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee(3)
Officer(s) Who Are Not Trustees

Kenneth C. Anderson c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 President (Chief Executive Officer)	16 years	President, Aston Asset Management LLC, since 2006; Director, Highbury Financial Inc., since 2009; President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1995-2006; Executive Vice President of ABN AMRO Asset Management (USA) LLC 2001-2005; Director, ABN AMRO Trust Services Company 2001-2005; Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC 2001- 2006; Officer of the Trust since 1993; CPA.	N/A	N/A

Name, Address, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee(3)

Gerald F. Dillenburg

c/o Aston Funds

120 N. LaSalle Street

Chicago, IL 60602

Age: 41

Senior Vice President,

Secretary and Treasurer

(Chief Financial Officer,

Chief Operating Officer and

Chief Compliance Officer)

	12 years	Chief Compliance Officer and Chief Financial Officer, Aston Asset Management LLC, since 2006; Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1996-2006; SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) 2001-2006; Operations manager and compliance officer of ABN AMRO mutual funds 1996-2006; CPA.	N/A	N/A

(1)	As of September 30, 2009.

(2)	Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(3)

Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the trust is not effective and the trust was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable

Insurance Trust, a trust whose registration statement is not effective and was not operational as of the date of this SAI.

(4)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of affiliations with Aston Asset Management LLC and related entities, which act as the Fund’s investment adviser.

The Board of Trustees has established an Audit Committee consisting of four members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust’s accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust’s independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held              meetings during the fiscal year ended October 31, 2009.

The Trustees have also established a Nominating and Governance Committee consisting of four members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Scherer, Mutz and Springer. The Nominating and Governance Committee’s function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held              meeting during the fiscal year ended October 31, 2009.

The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Scherer and Springer. The Valuation Committee is responsible for fair valuing securities of the Fund as may be necessary from time to time. The Valuation Committee held              meetings during the fiscal year ended October 31, 2009.

Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee at December 31, 2008.

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Leonard F. Amari	None	Over $100,000
Gregory T. Mutz	None	Over $100,000
Robert B. Scherer	None	Over $100,000
Denis Springer	None	Over $100,000

Interested Trustee
Stuart D. Bilton	None	Over $100,000

Remuneration. The Trustees of the Trust who are not affiliated with the adviser or subadviser receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the adviser or subadviser receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the adviser or subadviser or their affiliates receives any compensation from the Fund for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices, except that the Fund compensates the Administrator for providing an officer to serve as the Fund’s Chief Compliance Officer.

The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2009. There were no ‘compensated persons’ who received more than $120,000 in aggregate compensation from the Trust for the same period.

Trustee	Aggregate Compensation Received From the Trust*		Pension or Retirement Benefits Accrued (as part of Fund Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex*
Independent Trustees
Leonard F. Amari	$	______	N/A	N/A	$	______
Gregory T. Mutz		______	N/A	N/A		______
Robert B. Scherer		______	N/A	N/A		______
Denis Springer		______	N/A	N/A		______

Interested Trustee
Stuart D. Bilton		N/A	N/A	N/A		N/A

*	Includes special meeting fees of $5,000 per Trustee paid in connection with various changes in control transactions involving certain investment advisers or subadvisers or their affiliates. Such amounts were not paid by the Trust.

As of December __, 2009, Trustees and officers of the Trust as a group did not own any of the outstanding shares of the Fund. However, the adviser owned 100% of the outstanding shares of the Fund for the purpose of providing seed capital to the Fund. Accordingly, as of such date, Aston owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of the Fund.

Code of Ethics

The Trust, the Fund’s adviser, subadviser, and principal underwriter have each adopted a code of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of

Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the voting of portfolio securities to the subadviser on behalf of the Fund. The subadviser has adopted proxy voting policies and procedures (“Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund’s shareholders and those of the subadviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix B.

After the Fund has commenced operations, information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on the Trust’s Web site at www.astonfunds.com and on the SEC’s Web site at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

As described in the prospectus, the Trust employs Aston Asset Management LLC (“Aston” or the “Adviser”) to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund’s investment programs under an Investment Advisory Agreement dated December __, 2009. Aston has engaged the subadviser to manage the day-to-day investment management of the Fund’s portfolio.

The advisory services provided by Aston for the Fund and the fees for such services are described in the Prospectus.

Aston, a wholly owned subsidiary of Highbury Financial Inc. (“Highbury”), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates as part of an asset purchase agreement dated April 20, 2006 (the “Strategic Transaction”). Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of September 30, 2009, Aston had approximately $6 billion in assets under management.

Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury’s registration statement for its initial public offering of its common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Gross Advisory Fee (as a percentage of average daily net assets)
Aston/Fasciano Small Cap Fund	1.00%

Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Fund, through             , 20     at the rate shown in the table below:

Fund	Class N
Aston/Fasciano Small Cap Fund	1.40%

In addition, the Fund has agreed that during any of the first three years subsequent to the Fund’s commencement of operations for a period of up to three years from the date following any waiver or reimbursement by Aston to repay such amount to the extent that the Fund’s expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Investment Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to Aston. Aston may also terminate its advisory relationship with respect to the Fund on 60 days’ written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board of Trustees concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

The Investment Advisory Agreement has an initial term ending December 31, 20     and continues in effect for the Fund from year to year thereafter for so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board of Trustees.

The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future upon approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of the Fund and to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston would also have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreement subject to approval of the Board of Trustees, but not shareholder approval.

As described above, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the subadviser. Because Aston will pay the subadviser’s fees out of its own fees from the Fund, there will not be any “duplication” of advisory fees paid by the Fund.

A discussion regarding the Board’s basis for approving the Fund’s Investment Advisory Agreement and Sub-Investment Advisory Agreement will be available in the Fund’s shareholder report dated April 30, 2010.

The Subadviser

On                     , 2009, Aston entered into a Sub-Investment Advisory Agreement with Fasciano Associates, LLC (“Fasciano” or the “Subadviser”) with respect to the Fund. The Subadviser is the investment subadviser to the Fund. Fasciano was founded in June of 2008 and is located at 737 N. Michigan

Ave. Suite 2210, Chicago, Illinois 60011. The firm is wholly owned by firm President Michael F. Fasciano.

Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board of Trustees of the Trust and the Adviser.

The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

For the services provided pursuant to the Sub-Investment Advisory Agreement, the Adviser pays the Subadviser a fee, computed daily and payable monthly, as follows:

Fund	Sub-Investment Advisory Fee
Aston/Fasciano Small Cap Fund	____ of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

Except as may otherwise be prohibited by law or regulation, the Subadviser may, in its discretion and from time to time, waive a portion of its fee. In addition, under certain circumstances, the Subadviser may be obligated to pay Aston in the event the formula above results in a negative amount.

Portfolio Manager

The table below shows other accounts, for which the portfolio manager of the Fund, is jointly and primarily responsible for the day-to-day portfolio management as of September 30, 2009.

Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Michael F. Fasciano	0	0	0	0

Material Conflicts of Interest. The portfolio manager for the Fund may manage multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. The Subadviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Compensation. As of December 18, 2009, the portfolio manager receives a base salary and a maximum bonus equivalent to up to 100% of base salary. Bonus award is based upon both firm and individual manager performance. Individual manager performance represents 45% of the total bonus allocation and is based upon the portfolio manager’s risk-adjusted 3- and 5-year rolling performance of all accounts managed, including the Fund, versus peer group and benchmark indices. The relevant index for the Fund is the Russell 2000.

Ownership of Securities. As of the date of the SAI, the Fund had yet to commence operations and the portfolio manager did not beneficially own equity securities in the Fund.

The Administrator

On November 30, 2006, ABN AMRO Investment Fund Services, Inc. (“AAIFS”), the Trust and the Board of Trustees assigned the Administration Agreement between Aston Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to each series of the Trust. The Administration Agreement was effective with respect to the Fund as of December __, 2009.

Under the Administration Agreement between Aston and the Fund, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

Administration Fees

The fee schedule to the Administration Agreement is as follows:

Percentage	Average Daily Net Assets (Aggregate Fund Complex)
0.0490%	Up to $7.4 billion
0.0465%	Over $7.4 billion

The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

The Subadministrator

PNC Global Investment Servicing (U.S.) Inc. (“PNC” or the “Subadministrator”), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement (“Subadministration Agreement”) between Aston and PNC. On November 30, 2006, the Subadministration Agreement was assigned to Aston from AAIFS, the former administrator to the Funds. The Subadministration Agreement was effective with respect to the Fund as of December __, 2009.

As Subadministrator, PNC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

Subadministration Fees

The Subadministrator receives an administration fee payable by the Administrator monthly at the annual rate of 0.022% of the Fund complex average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee payable by the Administrator in the amount of $1,000 per Fund.

The Underwriter

PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the “Distribution Agreement”) under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis. The Distribution Agreement was effective with respect to the Fund as of December __, 2009.

After the initial one-year term the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust’s Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Distribution Agreement and who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement is terminable without penalty, on at least 60 days’ written notice, by the Trust’s Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

The Distribution Plan

The Board of Trustees of the Trust has adopted Plans of Distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N and Class R shares of each Fund, as applicable, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund’s average daily net assets for Class N shares and 0.50% of a Fund’s average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor, as that term is defined in the 1940 Act (“Disinterested Trustees”). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust’s Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund’s (or class’s) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

To the Trust’s knowledge, no interested person of the Trust, nor any of its Trustees who are not “interested persons,” has a direct or indirect financial interest in the operation of the Plan.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Fund may pay third-party service providers up to 0.15% for certain “transfer agency” services they provide. The Fund may also pay $20 fee per account for underlying omnibus accounts when the Fund pays no other fee to the third-party service provider.

Custodian

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust’s assets on behalf of the Fund.

Transfer Agent and Dividend Paying Agent

PNC Global Investment Services (U.S.) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

Counsel and Independent Registered Public Accounting Firm

Vedder, Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

Mayer, Brown, LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606 serves as counsel to the Independent Trustees.

                    , with offices at                     ,                             ,                     ,                                          , is the Trust’s independent registered public accounting firm.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Subadviser will follow the Trust’s policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The Subadviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-

dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition. Research services furnished by broker-dealers through whom the Fund effects securities transactions may be used by the Subadviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Fund. The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to their customers. However, the Subadviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Subadviser may effect portfolio transactions for advisory accounts. The Subadviser will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Subadviser, however, the results of such procedures will generally be in the best interest of each of the clients.

The Adviser and Subadviser or their affiliates compensate many intermediaries that distribute and/or service investors in the Fund

(“Intermediaries”) for various services out of their own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments are in addition to the payments by the Fund described in the Fund’s prospectus for distribution and/or shareholder servicing, if any. Such additional payments may be for 1) sales of shares, 2) for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and/or for sales of shares, 3) distribution including, but not limited to, access to a third party platform, fund offering list or other marketing programs and/or “shelf space” (“Additional Payments”). Additional payments for marketing programs include, but are not limited to, inclusion of a fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs granting access to the intermediary’s sales force and obtaining other forms of marketing support. These Additional Payments made by the Adviser or the Subadviser or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend the Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary. Revenue sharing may differ for the Fund across certain intermediaries.

A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Fund status on a preferred or recommended fund list, access to an Intermediary’s personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Fund to receive favorable federal income tax treatment. Portfolio turnover is generally not expected to exceed 100% in the Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of the Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s portfolio holdings as of the end of each calendar month are posted on the Aston Funds’ Web site, www.astonfunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Trust’s Custodian, pricing services, fund accountants, Adviser, Subadviser, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site.

Disclosure of the Fund’s portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Fund discloses its portfolio holdings to the extent required by law.

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, only Class N shares have been authorized. Class N shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class N shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Minimum Initial Investments

Class N shares have a minimum initial investment of $2,500 and a $50 minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor’s intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Adviser, Subadviser, Administrator and their affiliates as well as their spouses. The Trust reserves the right to waive the Fund’s minimum initial investment requirement for any reason. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums.

Anti-Money Laundering Laws

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Voting Rights

Each issued and outstanding full and fractional share of the Fund is entitled to one full and fractional vote. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares of the Fund have exclusive voting rights with respect to the distribution plan for the Fund. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one fund of the Aston Funds, in which case the shareholders of all such funds shall be entitled to vote thereon.

Shareholder Meetings

The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Fund. The Trust Instrument provides that the Board of Trustees will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Fund entitled to vote. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

Expenses

Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust’s legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectus and proxy statements to current shareholders, fees of the Fund’s custodian, Administrator, Subadministrator and transfer agent or other “service providers,” costs of obtaining quotations of portfolio securities and pricing of Fund shares. New class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

Notwithstanding the foregoing, the Adviser, the Subadviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

NET ASSET VALUE

The net asset value per share of the Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day,

Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the

NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser or Subadviser in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Fund may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Fund’s fair valuation procedures.

REDEMPTIONS IN-KIND

Larger redemptions may be detrimental to the Fund’s existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund’s net asset value. This is called a “redemption-in-kind.” A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the “ex-date”) at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income tax.

FEDERAL INCOME TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

The Fund intends to qualify and to continue to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may limit the extent to which the Fund may invest in certain investments, including certain commodity ETFs.

To the extent that the Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of federal income and excise taxes.

The Fund may invest to a limited degree in MLPs and ETFs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP or ETF in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the MLP’s or ETF’s income regardless of whether the Fund receives any distribution from the MLP or ETF. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to the Fund from an MLP or ETF that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP or ETF. If the Fund’s basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.

If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

Options held by the Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

If the Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the year they are declared, rather than the year in which they are received. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. It is not anticipated that the Fund will qualify to pay exempt interest dividends. For taxable years beginning prior to January 1, 2011, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of the Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%.

Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income. Dividends paid by the Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Fund are not eligible for the dividends received deduction when distributed to the Fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of stock of a foreign corporation that is readily tradeable on an established securities market in the United States) or (b) treated as a PFIC.

If the Fund receives dividends from an ETF that qualifies as a RIC and the ETF designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the ETF.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of the dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a redemption or exchange or other disposition of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s redemption or exchange or other disposition of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. A shareholders ability to utilize capital losses may be limited by the Code.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and Subadviser intend to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) for more than 15 days during the 31-day period beginning 15 days before the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules also generally apply at the Fund level; thus the Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by the Fund, the source of the electing Fund’s income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not designate such amounts.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation.” The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 5% of a class of the Fund’s shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. income tax return. To the extent a distribution to such a foreign shareholder is attributable directly or indirectly to gains from the sale or exchange of USRPIs recognized by a REIT in which the Fund invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. income tax filing obligations for the foreign shareholder.

PERFORMANCE INFORMATION

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

FINANCIAL STATEMENTS

Because the Fund has not yet commenced operations, no financial information is available. When available, the Fund’s Annual and Semi-Annual Reports will be available upon request and without charge.

OTHER INFORMATION

The Fund’s Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

APPENDIX A

Commercial Paper Ratings

A Standard & Poor’s Ratings Services (“S&P”) commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

“A-1” - Obligations are rated in the highest category indicating that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” - Issuers do not fall within any of the Prime rating categories.

Fitch Ratings (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by S&P for corporate and municipal debt:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (–) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Municipal Note Ratings

A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s Investors Service, Inc. for short-term notes:

“MIG-1”/ “VMIG-1” - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/ “VMIG-2” - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

“MIG-3”/ “VMIG-3” - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

1.	Aston Funds

2.	Fasciano Associates, LLC

ASTON FUNDS

PROXY VOTING POLICIES AND PROCEDURES

1. Definitions.

“Sub-Adviser” shall mean ABN AMRO Asset Management, Inc., Montag & Caldwell Inc., TAMRO Capital Partners, LLC, Veredus Asset Management LLC, River Road Asset Management, LLC, MFS Institutional Advisors Inc., Optimum Investment Advisors, LLC, Taplin, Canida & Habacht Inc., McDonnell Investment Management, LLC, Neptune Investment Management Limited, Resolution Investment Services Limited, Baring International Investment Limited, ClariVest Asset Management LLC, Cardinal Capital Management L.L.C., and Strategic Global Advisors, LLC. The term includes all sub-advisers to the Funds.

“Sub-Advisers’ Proxy Voting Policies and Procedures” shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

“Board” shall mean the Board of Trustees of Aston Funds.

“Fund” shall mean a series of Aston Funds.

“Fund Management” shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

“Trust” shall mean Aston Funds.

2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

3. Limitations on the Advisers’ Responsibilities.

(i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

(ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser’s duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

(iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund’s proxies in a manner that is different from the guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund’s proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund’s proxy voting records or filings on Form N-PX.

6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser’s Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser’s other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

(i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

(ii) Fund Management may disclose the potential conflict to the Board and obtain the Board’s consent before directing the Sub-Adviser to vote in the manner approved by the Board;

(iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

(iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

7. Approval of Material Changes. Any material changes to the Trust’s Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

(i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

(ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the

Sub-Adviser’s Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers’ experience under these Proxy Voting Policies and Procedures and each Sub-Adviser’s Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC’s EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

Amended: September 30, 2007

Exhibit A

[NAME OF ADVISER]

[            ] FUND(S)

PROXY VOTING QUARTERLY REPORT

I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [            ]
Fund(s):

1. During the quarter ended [            ] there have been no issues that have arisen under [Name of Adviser]’s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

2. During the quarter ended [            ] there have been no proxy votes taken by [Name of Adviser], on behalf of [ ] Fund(s), which were exceptions to [Name of Adviser]’s Proxy Voting Policies and Procedures.

3. During the quarter ended [            ] there have been no material changes to [Name of Adviser]’s Proxy Voting Policies and Procedures.

[ ] Compliance Officer

Dated:

FASCIANO ASSOCIATES, LLC

PROXY VOTING POLICIES AND PROCEDURES

Policy

FascianoFunds Management, LLC (“Fasciano”) acts as investment adviser for the FascianoFunds Small Cap (the “Fund”). Fasciano will use its best efforts to vote proxies as part of its authority to manage the Fund. Proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in a company, from the viewpoint of the best interests of the Fund, without regard to any other interests. As a matter of policy, Fasciano will not be influenced by outside sources whose interests conflict with the interest of the Fund its shareholders. Any conflict of interest will be resolved in the best interest of the Fund and its shareholders.

Procedures

It is the duty of the Fasciano to identify any material conflicts of interest related to proxy voting. If a material conflict of interest arises, Fasciano will:

•	Obtain the consent of the Board of Trustees of the Fund before voting in accordance with the guidelines described below; OR

•	Refer the matter to a third-party proxy voting service; OR

•	Prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; (3) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (4) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration. Fasciano will retain a copy of such report with the proxy voting log.

Fasciano’s Chief Compliance Officer shall be responsible for making sure that Fasciano receives all the proxies, and that proxies shall be voted according to established guidelines. Proxies may be voted electronically or by U.S. mail. As proxy ballots are voted, they will be logged and a copy kept on file. If a ballot for shares held is not received electronically or in the mail, the ballot will be voted by phone and a record made of the vote in the proxy log and a detailed note kept on file.

Voting Guidelines

The following guidelines reflect Fasciano’s normal voting positions on issues that frequently arise on proxies, but will not apply in every situation. Some issues require a case-by-case analysis prior to voting. No set of guidelines can anticipate all possible proxy voting issues and these voting guidelines may be revised as proxy issues change over time.

Election of Directors

Proxies involving the routine election of directors in uncontested elections generally will be voted in favor of management. Fasciano believes, however, that a board of directors should be answerable to shareholders for its actions. Accordingly, we generally oppose proposals that would reduce shareholders’ ability to make changes to a board. We usually vote against measures that would increase board entrenchment such as proposals to stagger board members’ terms and proposals to eliminate cumulative voting rights. We generally vote in favor of proposals that give shareholders more power to make changes to a board such as proposals for annual election of directors, proposals to declassify the board, and proposals to allow cumulative voting for directors.

We believe that the majority of board members should be non-management related and that all board members should exercise independent judgment. Therefore we generally vote in favor of proposals that increase board members’ independence, such as proposals that the audit, compensation and/or nominating committees be made up of only independent directors.

We believe that stock ownership helps to align board members’ interests with shareholders’ interests. Accordingly, we usually vote in favor of proposals that directors be required to own a minimum amount of company stock.

Appointment of Auditors

Proxies involving routine matters such as appointment of auditors will generally be voted in favor of management, unless it is determined that the auditors are not sufficiently independent of management. We believe that to remain independent, the audits must not be influenced by fees they receive for any other work performed for a company. Therefore, we generally vote in favor of proposals to separate auditing from consulting and other services provided by accounting firms.

Non-Salary Compensation Plans

Proposals to approve Stock Compensation Plans, Employee Stock Purchase Plans and Long Term Incentive Plans are frequently offered by management. These plans are often complex and must be evaluated on a case-by-case basis. We generally vote in favor of management unless the plans provide unduly generous compensation for executives and/or directors, or could result in serious dilution to other shareholders. We may consider reports from an independent research firm to assist us in evaluating the impact of non-salary compensation plans.

We view some shareholder proposals regarding non-salary compensation as too punitive and generally harmful to a company’s ability to attract and retain skilled managers. Accordingly, we generally oppose proposals requiring companies to include disincentives as well as incentives in executive compensation packages. We also generally oppose proposals requiring companies to issue stock options that are tied in an industry or market index.

Anti-Takeover Measures

We generally are opposed to measures that would prevent shareholders from accepting an offer for the sale of the company. Therefore we generally oppose proposals requiring supermajority voting, and so called “poison-pill’ provisions. We generally vote in favor of proposals to eliminate poison-pill provisions.

Mergers

Merger proposals must be evaluated on a case-by-case basis.

Common Stock Authorization

We generally vote in favor of proposals to authorize the issuance of additional shares for a stock split, to cover an acquisition or for new financing are sometimes offered by management. We generally oppose proposals to issue additional shares where management provides no explanation for the use or need for the issuance.

Non-Business Issues

We believe that investors are not usually helped, and can indeed be harmed, by forcing managements to adhere to inflexible positions on non-business issues. Accordingly, we generally oppose such proposals.

Recordkeeping

Fasciano will maintain the following records:

•	these Policies and Procedures, including any amendments;

•

proxy statements received regarding client securities (provided, however, that Fasciano may rely on the SEC’s EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided Fasciano with an undertaking to provide a copy of the proxy statement promptly upon request;

•	a record of each vote case on behalf of a client (provided, however, that Fasciano may rely on a third party);

•	a copy of any document prepared by Fasciano that was material to making a voting decision or that memorialized the basis for the decision; and

•	a copy of any written client request for information on how Fasciano voted proxies on behalf of that client and Fasciano’s written response to any client request (whether written or oral) on how Fasciano voted proxies on behalf of that client.

Fasciano will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record, the first two years in Fasciano’s office.

Disclosure

Fasciano will describe in Part II of its Form ADV these Policies and Procedures and indicate that these Policies and Procedures are available to clients upon request. Fasciano will also advise clients in Part II of its Form ADV how a client may obtain information on how Fasciano voted with respect to that client’s securities.

PART C: OTHER INFORMATION

ITEM 23.	EXHIBITS.

(a)	(1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

	(2)	State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(3)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(4)	State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b)	(1)	By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

	(2)	Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(3)	Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

	(2)	Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC to be filed by amendment.

	(3)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis Investment Management USA, Inc.) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(4)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

	(5)	Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(6)	Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners, LLC) is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(7)	Amendment to Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) to be filed by amendment.

(8)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(9)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(10)	Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(11)	Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(12)	Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.

(13)	Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 to the Registration Statement as filed November 30, 2006.

(14)	Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(15)	Sub-Investment Advisory Agreement dated December 3, 2008 between Aston Asset Management LLC and Taplin, Canida, and Habacht, LLC is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

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	(16)	Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

	(17)	Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

	(18)	Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

	(19)	Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is incorporated by reference to Exhibit (d) (24) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.

	(20)	Sub-Investment Advisory Agreement dated January 7, 2008 between Aston Asset Management LLC and Smart Portfolios, LLC is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

	(21)	Sub-Investment Advisory Agreement dated June 1, 2009 between Aston Asset Management LLC and M.D. Sass Investors Services, Inc. to be filed by amendment.

	(22)	Sub-Investment Advisory Agreement between Aston Asset Management and Lake Partners, Inc. to be filed by amendment.

	(23)	Sub-Investment Advisory Agreement dated , 2009 between Aston Asset Management LLC and Fasciano Associates, LLC to be filed by amendment.

(e)	(1)	Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(2)	Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(3)	Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(4)	Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

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	(5)	Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(6)	Revised Schedule A to the Distribution Agreement to be filed by amendment.

	(7)	ABN AMRO Assignment Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

	(8)	Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(11) to Post-Effective Amendment No. 79 to the Registration Statement filed on March 27, 2007.

	(9)	Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)	Not applicable.

(g)	(1)	Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

	(2)	Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(3)	Revised Exhibit A to the Custodian Services Agreement to be filed by amendment.

	(4)	Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(5)	Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(h)	(1)	Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(2)	Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(3)	Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

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(4)	Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(5)	Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(6)	Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(7)	Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8)	Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

(9)	Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(10)	Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(11)	Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(12)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(13)	Revised Exhibit A to the Transfer Agency Services Agreement to be filed by amendment.

(14)	Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(15)	Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(16)	Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

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(17)	Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(18)	Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(19)	Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(20)	Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(21)	Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(22)	Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

(23)	Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(24)	Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(25)	Revised Schedule C to the Administration Agreement to be filed by amendment.

(26)	Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(27)	Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(28)	Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(29)	Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

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	(30)	Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(31)	Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(32)	Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(33)	Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(34)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

	(35)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(36)	Amendment to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(36).

	(37)	Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 97 to the Registration Statement filed on February 28, 2008.

	(38)	Revised Exhibit A to the Sub-Administration and Accounting Services Agreement to be filed by amendment.

(i)	Opinion of Vedder Price P.C. to be filed by amendment.

(j)	Consent of Certified Public Accountants to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

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	(3)	Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

	(4)	Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 to be filed by amendment.

	(5)	Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

	(6)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(7)	Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(8)	Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(9)	Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

	(10)	Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

	(11)	Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n)	(1)	18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(3)	Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

	(4)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

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	(5)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

	(6)	Amended Schedule A to the 18f-3 Plan to be filed by amendment.

(o)	(1)	Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.

(p)	(1)	Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

	(2)	Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 5, 2005.

	(3)	MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

	(4)	Code of Ethics of Fortis Investment Management USA, Inc. is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 100 to the Registration Statement filed on December 30, 2008.

	(5)	Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

	(6)	Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

	(7)	Amended Code of Ethics of Aston Asset Management LLC is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No.100 to the Registration Statement filed on December 30, 2008.

	(8)	Code of Ethics of Taplin, Canida & Habacht, Inc. (currently known as Taplin, Canida & Habacht, LLC) is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

	(9)	Code of Ethics of Neptune Investment Management Limited is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 84 as filed on July 31, 2007.

	(10)	Code of Ethics of Cardinal Capital Management, L.L.C. is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 89 as filed on October 31, 2007.

	(11)	Code of Ethics of Baring International Investment Limited incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 89 as filed on October 31, 2007.

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(12)	Code of Ethics of New Century Capital Management, LLC is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(13)	Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(14)	Code of Ethics of M.D. Sass Investors Services, Inc. to be filed by amendment.

(15)	Amended Code of Ethics of TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(16)	Amended Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(17)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(18)	Code of Ethics of Fasciano Associates, LLC to be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

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The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

A. ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC (“Aston”) is a registered investment adviser providing investment management services to the Registrant.

The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

FORMER POSITION WITH ABN AMRO ASSET MANAGEMENT, INC.

Name	Principal Occupation
Stuart D. Bilton	Chairman and Chief Executive Officer Director
Kenneth C. Anderson	President Executive Vice President and Managing Director
Gerald F. Dillenburg	Senior Managing Director
Michael Mayhew	Managing Director

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ITEM 27. PRINCIPAL UNDERWRITER.

(a) PFPC Distributors, Inc. (the “Distributor”), acts as distributor for Aston Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 2, 2008, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

HighMark Funds

IndexIQ Trust

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

Embarcadero Funds

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

Advisers

Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

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Subadvisers

Fortis Investment Management USA, Inc. 75 State Street, Boston, Massachusetts 02109

Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116

Montag & Caldwell, Inc. 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205

TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY.

New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521.

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155.

M.D. Sass Investors Services, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036.

Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830.

Fasciano Associates, LLC, 737 North Michigan Avenue, Suite 2210, Chicago, Illinois 60011.

Custodian

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153

Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent

PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581 and 99 High Street, Boston, MA 02110

Distributor

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

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ITEM 30. UNDERTAKINGS.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 5th day of October, 2009.

ASTON FUNDS
(formerly known as ABN AMRO Funds)

By:	/S/ KENNETH ANDERSON
Kenneth C. Anderson, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 5th day of October, 2009.

Signature	Capacity

STUART D. BILTON*	Chairman, Board of Trustees
Stuart D. Bilton

GREGORY T. MUTZ*	Trustee
Gregory T. Mutz

LEONARD F. AMARI*	Trustee
Leonard F. Amari

ROBERT B. SCHERER*	Trustee
Robert B. Scherer

DENIS SPRINGER*	Trustee
Denis Springer

/S/ KENNETH ANDERSON	President (Chief Executive Officer)	October 5, 2009
Kenneth C. Anderson

/S/ GERALD DILLENBURG	Secretary, Treasurer and Senior Vice President	October 5, 2009
Gerald F. Dillenburg	(Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)

/S/ GERALD DILLENBURG	Attorney-in-Fact	October 5, 2009
Gerald F. Dillenburg

*	Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

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EXHIBIT INDEX

(h)(36)	Amendment to the Sub-Administration and Accounting Services Agreement